Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019
Disclosure Of Deposits [line items]
Payable after notice	$ 187,828
Payable on a fixed date	436,117
Total	797,690	$ 763,850	$ 733,390
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	146,780
Payable on a fixed date	285,454
Total	549,618	513,115	503,158
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	13,167
Payable on a fixed date	55,335
Total	93,605	96,103	75,675
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	129
Payable on a fixed date	18,335
Total	18,464	24,832	20,310
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	6,157
Payable on a fixed date	11,813
Total	22,829	23,845	23,672
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	5,255
Payable on a fixed date	8,284
Total	20,149	18,428	18,738
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	130
Payable on a fixed date	16,479
Total	24,535	22,732	22,714
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	4,452
Payable on a fixed date	4,614
Total	9,739	10,033	9,846
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	11,758
Payable on a fixed date	35,803
Total	58,751	54,762	59,277
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	137,311
Payable on a fixed date	80,113
Total	234,361	223,881	224,800
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	49,176
Payable on a fixed date	319,281
Total	514,444	488,658	461,851
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	1,341
Payable on a fixed date	36,723
Total	48,885	$ 51,311	$ 46,739
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	137,194
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	97,969
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	24,992
Interest bearing [member] | United Kingdom [member]
Disclosure Of Deposits [line items]
Payable on demand	0
Interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	8
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	6,431
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	3,492
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	36
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	4,266
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	8,703
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	118,505
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	9,986
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	36,551
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	19,415
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	111
Non- interest bearing [member] | United Kingdom [member]
Disclosure Of Deposits [line items]
Payable on demand	0
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	4,851
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	179
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	4,434
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	637
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	6,924
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	8,234
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	27,482
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	$ 835